Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]	Subscription Receivables [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Sep. 30, 2022		$ 10	$ (10)	$ 13	$ 409,663	$ 5,505	$ 415,181
Balance, shares at Sep. 30, 2022	[1]	10,000,000
Net income					536,554		536,554
Foreign currency translation adjustment						776	776
Balance at Sep. 30, 2023		$ 10	(10)	13	946,217	6,281	952,511
Balance, shares at Sep. 30, 2023	[1]	10,000,000
Net income					401,534		401,534
Foreign currency translation adjustment						3,971	3,971
Balance at Sep. 30, 2024		$ 10	(10)	13	1,347,751	10,252	1,358,016
Balance, shares at Sep. 30, 2024	[1]	10,000,000
Net income					1,788,402		1,788,402
Foreign currency translation adjustment						112,271	112,271
Issuance of ordinary shares pursuant to IPO, net of offering costs		$ 4		12,311,946			12,311,950
Issuance of ordinary shares pursuant to IPO, net of offering costs, shares	[1]	3,750,000
Balance at Sep. 30, 2025		$ 14	$ (10)	$ 12,311,959	$ 3,136,153	$ 122,523	$ 15,570,639
Balance, shares at Sep. 30, 2025	[1]	13,750,000

[1]	Retrospectively restated for effect of share reorganization and share split (see Note 13).